united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2735

Date of fiscal year end:	12/31

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Al Frank Fund

Advisor Class (VALAX )

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.24%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

It was a stunning roller-coaster ride over the first half of 2025, with the many stocks enduring a bear market in the wake of so-called “Liberation-Day” tariff announcements only to see all of those losses and then some recouped after the levies were rolled back and their implementation delayed. Once again, we saw that the secret to success in stocks is not to get scared out of them, while it certainly helped that U.S. economic growth held up, corporate profits remained healthy and inflation readings   continued to be better than many had feared.

Despite the volatility, the Al Frank Fund performed well. For the year to date through June 30, 2025, VALAX returned 5.48%, compared with a return of 5.55% for the Russell 3000 Value index. True, returns were a smidge better for the Russell 3000 index, which returned 5.75% for the first six months of 2025, but we have long been Value investors with our financial metrics looking much more like the Value indexes. And with the major market averages trading at all-time highs, we think folks should be gravitating toward stocks that are more reasonably priced.

This has long been our approach to investing assets in the Al Frank Fund, and we remain very proud of our long-term track record. Since inception on 01.02.98, VALAX has returned 10.20% per annum, which compares very favorably to the 27+ year annualized return of 7.74% for the Russell 3000 Value index and the 8.91% annualized return for the Russell 3000 index.

Looking ahead, though we are always braced for downside volatility, we retain our long-term enthusiasm for the portfolio of stocks we hold in VALAX as we expect the economy to continue to show OK growth, corporate profits to expand and dividend payouts to rise.

Your fund managers continue to invest right alongside those who follow our value-oriented strategy, whether via The Prudent Speculator newsletter or as shareholders of The Al Frank Fund. After all, we have long believed in putting our money where our mouths are.

We thank you for your continued patronage!

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Al Frank Fund
S&P 500® Index
Russell 3000® Index
Russell 3000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$35,936
$33,822
$24,048
$23,764
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Al Frank Fund	S&P 500® Index	Russell 3000® Index	Russell 3000® Value Index
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$9,476	$10,399	$10,214	$10,242
Jun-2017	$11,484	$12,260	$12,104	$11,902
Jun-2018	$12,763	$14,023	$13,893	$12,765
Jun-2019	$13,339	$15,483	$15,141	$13,701
Jun-2020	$12,605	$16,645	$16,130	$12,411
Jun-2021	$19,525	$23,436	$23,253	$18,045
Jun-2022	$16,879	$20,948	$20,029	$16,698
Jun-2023	$18,592	$25,053	$23,825	$18,572
Jun-2024	$21,908	$31,204	$29,335	$20,974
Jun-2025	$24,048	$35,936	$33,822	$23,764

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Al Frank Fund	5.48%	9.77%	13.79%	9.17%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Russell 3000® Index	5.75%	15.30%	15.96%	12.96%
Russell 3000® Value Index	5.55%	13.30%	13.87%	9.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$66,233,567
  Number of Portfolio Holdings68
  Advisory Fee (net of waivers)$235,496
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.4%
Money Market Funds	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology 26.8%
Financials 19.7%
Industrials 12.2%
Health Care 11.3%
Communication Services 7.9%
Energy 5.3%
Consumer Staples 4.0%
Real Estate 3.5%
Materials 3.4%
Consumer Discretionary 3.3%
Money Market Funds 2.6%

Value	Value
Money Market Funds	2.6%
Consumer Discretionary	3.3%
Materials	3.4%
Real Estate	3.5%
Consumer Staples	4.0%
Energy	5.3%
Communication Services	7.9%
Health Care	11.3%
Industrials	12.2%
Financials	19.7%
Information Technology	26.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.3%
Capital One Financial Corporation	3.1%
Seagate Technology Holdings PLC	2.8%
Microsoft Corporation	2.8%
Fidelity Government Portfolio, Class I	2.6%
Goldman Sachs Group, Inc. (The)	2.5%
International Business Machines Corporation	2.4%
Alphabet, Inc., Class C	2.3%
Apple, Inc.	2.2%
Meta Platforms, Inc., Class A	2.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Al Frank Fund - Class R (VALAX )

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.alfrankfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-VALAX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Al Frank

MUTUAL FUND

2025

Semi-Annual Financial Statements & Additional Information

AL FRANK FUND

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	COMMUNICATION SERVICES — 7.9%
	CABLE & SATELLITE - 1.1%
20,000	Comcast Corporation, Class A	$713,800

	ENTERTAINMENT CONTENT - 1.7%
9,000	Walt Disney Company (The)	1,116,090

	INTERNET MEDIA & SERVICES - 4.4%
8,500	Alphabet, Inc., Class C	1,507,815
1,925	Meta Platforms, Inc., Class A	1,420,823
		2,928,638
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	475,970

	TOTAL COMMUNICATION SERVICES (Cost $1,724,902)	5,234,498

	CONSUMER DISCRETIONARY — 3.3%
	AUTOMOTIVE - 1.7%
22,500	General Motors Company	1,107,225

	HOME & OFFICE PRODUCTS - 0.8%
5,500	Whirlpool Corporation	557,810

	RETAIL - DISCRETIONARY - 0.8%
3,500	Abercrombie & Fitch Company, Class A(a)	289,975
24,000	American Eagle Outfitters, Inc.	230,880
		520,855

	TOTAL CONSUMER DISCRETIONARY (Cost $1,505,628)	2,185,890

	CONSUMER STAPLES — 4.0%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	539,821

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	CONSUMER STAPLES — 4.0% (Continued)
	RETAIL - CONSUMER STAPLES - 2.4%
5,000	Target Corporation	$493,250
11,000	Walmart, Inc.	1,075,580
		1,568,830
	WHOLESALE - CONSUMER STAPLES - 0.8%
10,750	Archer-Daniels-Midland Company	567,385

	TOTAL CONSUMER STAPLES (Cost $892,070)	2,676,036

	ENERGY — 5.3%
	OIL & GAS PRODUCERS - 5.3%
11,500	EOG Resources, Inc.	1,375,515
11,000	Exxon Mobil Corporation	1,185,800
16,000	TotalEnergies S.E. - ADR	982,240
	TOTAL ENERGY (Cost $2,210,935)	3,543,555

	FINANCIALS — 19.7%
	BANKING - 10.4%
28,000	Bank of America Corporation	1,324,960
32,000	Fifth Third Bancorp	1,316,160
7,600	JPMorgan Chase & Company	2,203,316
6,000	PNC Financial Services Group, Inc. (The)	1,118,520
22,000	Truist Financial Corporation	945,780
		6,908,736
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
2,325	Goldman Sachs Group, Inc. (The)	1,645,519

	INSURANCE - 3.7%
15,500	MetLife, Inc.	1,246,510
11,500	Prudential Financial, Inc.	1,235,560
		2,482,070

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	FINANCIALS — 19.7% (Continued)
	SPECIALTY FINANCE - 3.1%
9,500	Capital One Financial Corporation	$2,021,220

	TOTAL FINANCIALS (Cost $4,008,652)	13,057,545

	HEALTH CARE — 11.3%
	BIOTECH & PHARMA - 5.4%
3,000	Amgen, Inc.	837,630
18,495	Bristol-Myers Squibb Company	856,133
5,600	Johnson & Johnson	855,400
7,000	Merck & Company, Inc.	554,120
20,000	Pfizer, Inc.	484,800
		3,588,083
	HEALTH CARE FACILITIES & SERVICES - 2.7%
6,000	Cardinal Health, Inc.	1,008,000
11,000	CVS Health Corporation	758,780
1	Encompass Health Corporation	123
		1,766,903
	MEDICAL EQUIPMENT & DEVICES - 3.2%
7,750	Abbott Laboratories	1,054,078
7,000	Medtronic PLC	610,190
5,000	Zimmer Biomet Holdings, Inc.	456,050
		2,120,318

	TOTAL HEALTH CARE (Cost $5,138,209)	7,475,304

	INDUSTRIALS — 12.2%
	AEROSPACE & DEFENSE - 1.6%
2,300	Lockheed Martin Corporation	1,065,222

	COMMERCIAL SUPPORT SERVICES - 0.7%
12,000	ManpowerGroup, Inc.	484,800

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	INDUSTRIALS — 12.2% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.9%
3,500	Eaton Corporation PLC	$1,249,465

	MACHINERY - 2.7%
2,700	Caterpillar, Inc.	1,048,167
1,452	Deere & Company	738,327
		1,786,494
	RENEWABLE ENERGY - 0.9%
6,500	EnerSys	557,505

	TRANSPORTATION & LOGISTICS - 2.7%
3,000	FedEx Corporation	681,930
4,250	Norfolk Southern Corporation	1,087,873
		1,769,803
	TRANSPORTATION EQUIPMENT - 1.7%
3,500	Cummins, Inc.	1,146,250

	TOTAL INDUSTRIALS (Cost $3,386,573)	8,059,539

	INFORMATION TECHNOLOGY — 26.8%
	SEMICONDUCTORS - 5.2%
25,000	Cohu, Inc.(a)	481,000
27,515	Intel Corporation	616,336
14,000	Lam Research Corporation	1,362,760
6,000	QUALCOMM, Inc.	955,560
		3,415,656
	SOFTWARE - 5.8%
30,000	Gen Digital, Inc.	882,000
3,750	Microsoft Corporation	1,865,288
5,000	Oracle Corporation	1,093,150
		3,840,438
	TECHNOLOGY HARDWARE - 13.4%
7,100	Apple, Inc.	1,456,707
15,500	Benchmark Electronics, Inc.	601,865

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	INFORMATION TECHNOLOGY — 26.8% (Continued)
	TECHNOLOGY HARDWARE - 13.4% (Continued)
18,000	Cisco Systems, Inc.	$1,248,840
27,000	Corning, Inc.	1,419,930
30,000	Juniper Networks, Inc.	1,197,900
10,000	NetApp, Inc.	1,065,500
13,000	Seagate Technology Holdings PLC	1,876,289
		8,867,031
	TECHNOLOGY SERVICES - 2.4%
5,500	International Business Machines Corporation	1,621,290

	TOTAL INFORMATION TECHNOLOGY (Cost $5,145,248)	17,744,415

	MATERIALS — 3.4%
	CHEMICALS - 1.1%
4,800	Albemarle Corporation	300,816
7,500	Celanese Corporation	414,975
		715,791
	CONTAINERS & PACKAGING - 1.4%
20,500	International Paper Company	960,015

	METALS & MINING - 0.9%
10,000	Newmont Corporation	582,600

	TOTAL MATERIALS (Cost $1,700,247)	2,258,406

	REAL ESTATE — 3.5%
	DATA CENTER REIT - 1.4%
5,500	Digital Realty Trust, Inc.	958,815

	OFFICE REIT - 0.8%
7,000	Alexandria Real Estate Equities, Inc.	508,410

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	REAL ESTATE — 3.5% (Continued)
	RETAIL REIT - 1.3%
40,000	Kimco Realty Corporation	$840,800

	TOTAL REAL ESTATE (Cost $1,691,655)	2,308,025

	TOTAL COMMON STOCKS (Cost $27,404,119)	64,543,213

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,697,862	Fidelity Government Portfolio, Class I, 4.23% (Cost $1,697,862)(b)	1,697,862

	TOTAL INVESTMENTS - 100.0% (Cost $29,101,981)	$66,241,075
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0%)(c)	(7,508)
	NET ASSETS - 100.0%	$66,233,567

ADR	- American Depositary Receipt

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

ASSETS
Investment securities:
At cost	$29,101,981
At value	$66,241,075
Dividends and interest receivable	80,932
Prepaid expenses & other assets	27,264
TOTAL ASSETS	66,349,271

LIABILITIES
Payable for Fund shares redeemed	28,329
Investment advisory fees payable	40,373
Audit fees payable	9,250
Legal fees payable	10,152
Payable to Related Parties	18,743
Accrued expenses and other liabilities	8,857
TOTAL LIABILITIES	115,704
NET ASSETS	$66,233,567

Net Assets Consist Of:
Paid in capital	$26,621,576
Accumulated earnings	39,611,991
NET ASSETS	$66,233,567

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$66,233,567
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,441,656
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$27.13

(a)	Redemptions of shares held 60 days or less may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

INVESTMENT INCOME
Dividends *	$778,429
Interest	41,192
TOTAL INVESTMENT INCOME	819,621

EXPENSES
Investment advisory fees	318,612
Administration fees	27,914
Registration fees	19,455
Transfer agent fees	18,406
Legal fees	15,455
Fund accounting fees	15,168
Trustees’ fees	13,810
Audit fees	12,571
Compliance officer fees	12,162
Third party administrative servicing fees	11,461
Shareholder reporting expense	7,995
Insurance expense	1,651
Custody fees	1,557
Other expenses	1,927
TOTAL EXPENSES	478,144
Less: Fees waived by the Adviser	(83,116)

NET EXPENSES	395,028
NET INVESTMENT INCOME	424,593

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	1,416,372
Net change in unrealized appreciation on investments	1,557,608

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,973,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,398,573

*	Includes withholding tax of $5,312.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
FROM OPERATIONS
Net investment income	$424,593	$861,267
Net realized gain from investments	1,416,372	6,184,567
Net change in unrealized appreciation on investments	1,557,608	1,650,897
Net increase in net assets resulting from operations	3,398,573	8,696,731

DISTRIBUTIONS TO SHAREHOLDERS
Advisor Class	—	(6,395,831)
Net decrease in net assets from distributions to shareholders	—	(6,395,831)

FROM SHARES OF BENEFICIAL INTEREST
Advisor Class:
Proceeds from shares sold	104,468	228,926
Net asset value of shares issued in reinvestment of distributions	—	6,324,874
Payments for shares redeemed	(4,544,576)	(8,664,586)
Redemption fee proceeds	1	104
Net decrease in net assets from shares of beneficial interest	(4,440,107)	(2,110,682)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(1,041,534)	190,218

NET ASSETS
Beginning of Year/Period	67,275,101	67,084,883
End of Year/Period	$66,233,567	$67,275,101

SHARE ACTIVITY - ADVISOR CLASS
Shares sold	4,273	8,514
Shares reinvested	—	233,822
Shares redeemed	(177,828)	(319,543)
Net decrease in shares of beneficial interest outstanding	(173,555)	(77,207)

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Advisor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$25.72		$24.92	$23.23	$29.12	$24.92	$24.24
Activity from investment operations:
Net investment income (1)	0.17		0.34	0.38	0.37	0.24	0.46
Net realized and unrealized gain/(loss) on investments	1. 24		12 3.	2. 80	(4.26)	5.95	01 2.
Total from investment operations	1.41		3.46	3.18	(3.89)	6.19	2.47
Less distributions from:
Net investment income	—		(0.37)	(0.40)	(0.35)	(0.26)	(0.50)
Net realized gain on investments	—		(2.29)	(1.09)	(1.65)	(1.73)	(1.29)
Total distributions	—		(2.66)	(1.49)	(2.00)	(1.99)	(1.79)
Paid in capital from redemption fees (1)(4)	0.00		0.00	0.00	0.00	00.	0.00
Net asset value, end of year/period	$27.13		$25.72	$24.92	$23.23	$29.12	$24.92
Total return (2)	5.48	% (6)	13.34%	14.06%	(13.49)%	24.98%	10.24%
Net assets, at end of year/period (000s)	$66,234		$67,275	$67,085	$64,610 (5)	$6, 421	$5,316
Ratio of gross expenses to average net assets (3)	1.50	% (7)	1.47%	1.47%	1.38%	1.42%	1.43%
Ratio of net expenses to average net assets	1.24	% (7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	1.33	% (7)	1.25%	1.58%	1.45%	0.83%	2.09%
Portfolio turnover rate	0.79	% (6)	1.65%	1.59%	2.67%	5.10%	3.72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower. (3) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Reflects increase in net assets due to the conversion of Investor Class Shares to Advisor Class Shares on April 7, 2022.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Advisor Class commenced operations on April 30, 2006. Advisor Class Shares are offered at net asset value without the imposition of any sales charge. Effective at the close of business on April 7, 2022, all outstanding Investor Class shares of the Fund were converted to Advisor Class shares of the Fund and Investor Class shares of the Fund were no longer offered for sale to new investors. Investor Class shares had commenced operations on January 2, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Operating Segments: The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

B.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

C.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021, to December 31, 2023 or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2025 (Unaudited) (Continued)

D.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

E.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2025, the Al Frank Fund assessed $1 in redemption fees.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 - SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2025 (Unaudited) (Continued)

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2025 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$5,234,498	$—	$—	$5,234,498
Consumer Discretionary	2,185,890	—	—	2,185,890
Consumer Staples	2,676,036	—	—	2,676,036
Energy	3,543,555	—	—	3,543,555
Financials	13,057,545	—	—	13,057,545
Health Care	7,475,304	—	—	7,475,304
Industrials	8,059,539	—	—	8,059,539
Information Technology	17,744,415	—	—	17,744,415
Materials	2,258,406	—	—	2,258,406
Real Estate	2,308,025	—	—	2,308,025
Total Common Stocks	64,543,213	—	—	64,543,213
Short-Term Investment
Money Market Fund	1,697,862	—	—	1,697,862
Total Short-Term Investment	1,697,862	—	—	1,697,862
Total Investments	$66,241,075	$—	$—	$66,241,075

There were no Level 3 securities held in the Fund during the six months ended June 30, 2025.

NOTE 4 - INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (“Advisory Fees”).

For the six months ended June 30, 2025, the Adviser earned $318,612 in Advisory Fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.24% of the Fund’s average net assets for Advisor Class shares. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years only if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid only if reimbursement is made within three years from the date the fees and expenses were initially waived or reimbursed. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2025, the Adviser waived its fees in the amount of $83,116.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

12/31/2025	12/31/2026	12/31/2027
$129,083	$146,969	$159,025

During the year ended December 31, 2024, $146,546 of previously waived fees expired unrecouped.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2025 (Unaudited) (Continued)

Distributor - The distributor for the Fund is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Fund did not pay any fees for distribution related services.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $497,305 and $4,606,269, respectively.

NOTE 6 - AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION – TAX BASIS

Cost for Federal Tax purposes	$29,133,840
Unrealized Appreciation	$38,030,393
Unrealized Depreciation	(923,158)
Tax Net Unrealized Appreciation	$37,107,235

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$864,881	$1,011,727
Long-Term Capital Gain	5,530,950	2,793,983
	$6,395,831	$3,805,710

As of December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Earnings
$3,030	$660,761	$—	$—	$—	$35,549,627	$36,213,418

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2025 (Unaudited) (Continued)

During the fiscal period ended December 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$360,939	$(360,939)

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, Charles Schwab and Co. held approximately 34.41% of the voting securities of the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Al Frank Fund
ADDITIONAL INFORMATION at June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement Not applicable

Advisor
Kovitz Investment Group Partners, LLC
71 S Wacker Dr., Suite 1860
Chicago, IL 60606
alfrankfunds.com

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Fund’s web site contains resources for both current and potential shareholders, including:

●	Performance through the most recent quarter and month-end

●	Applications, including new account forms, IRA and IRA transfer forms

●	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/25

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	9/5/25